Investment in Affiliates - Navios Midstream (Details) $ in Thousands	2 Months Ended	4 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended		11 Months Ended			12 Months Ended
	Feb. 16, 2017 USD ($) shares	May 05, 2017 USD ($) shares	Jun. 18, 2018 shares	Jun. 18, 2015	Jul. 29, 2016 USD ($)	Sep. 30, 2016 USD ($) shares	Oct. 13, 2014	Dec. 13, 2018 shares	Nov. 16, 2017 shares	Nov. 30, 2014 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 30, 2016 USD ($) shares
Investments In And Advances To Affiliates [Line Items]
Proceeds from loan facility											$ 69,512	$ 49,764	$ 0
Equity/ (loss) in net earnings of affiliated companies											$ (61,284)	$ (46,657)	15,499
Merger Agreement with Navios Midstream
Investments In And Advances To Affiliates [Line Items]
Business Acquisition, Effective Date of Acquisition											Dec. 13, 2018
Business Acquisition, Date of Acquisition Agreement											Oct. 07, 2018
Common Stock | Merger Agreement with Navios Midstream
Investments In And Advances To Affiliates [Line Items]
Stock for units exchange ratio								0.42
Business Acquisition, Number of shares issued | shares								3,683,284
Navios Midstream
Investments In And Advances To Affiliates [Line Items]
Number of vessel-owning companies acquired										4
Navios Midstream IPO net proceeds										$ 110,403
Proceeds from loan facility										$ 104,451
General partner interest							2.00%			2.00%	3.40%	2.00%
Maximum Aggregate Offering Price For Issuance Of Limited Partner Interests					$ 25,000
Loss recognised as a result of the issuance of common units of Navios Midstream											$ 0	$ (54)	(246)
Aggregate consideration for general partner interests	$ 79	$ 5				$ 75								$ 14
Equity/ (loss) in net earnings of affiliated companies											4,535	10,265	14,219
Dividends received from affiliates											$ 10,053	21,301	$ 21,283
General partnership interests | shares	6,446	412				5,655								1,143
Equity Method Investment, Other than Temporary Impairment												$ 59,104
Navios Midstream | Credit Suisse AG
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity										$ 126,000
Navios Midstream | Subordinated Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged | shares										9,342,692
Partners' Capital Account, Units, Converted | shares									9,342,692
Conversion ratio									1
Navios Midstream | Common Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged | shares										1,242,692
Navios Midstream | General Partner Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged | shares										381,334
General partner interest				2.00%
Navios Midstream | Subordinated Series A Units
Investments In And Advances To Affiliates [Line Items]
Units exchanged | shares			1,592,920
Conversion ratio			1